Supplement dated July 27, 2012

supplementing the Prospectus (the “Prospectus”),

dated May 1, 2012,

as may be revised or supplemented from time to time

of Hansberger International Series

Telephone No. 800-414-6927

EMERGING MARKETS FUND

Supplement dated July 27, 2012 to the Emerging Markets Fund’s Prospectus, dated May 1, 2012, as may be revised and supplemented from time to time.

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

On July 27, 2012, the Emerging Markets Fund (the “Fund”) was liquidated.

The Fund no longer exists, and as a result, shares of the Fund are no longer available for purchase or exchange.

Supplement dated July 27, 2012

supplementing the Statement of Additional Information (the “SAI”),

dated May 1, 2012,

as may be revised or supplemented from time to time

of Hansberger International Series

Telephone No. 800-414-6927

EMERGING MARKETS FUND

Supplement dated July 27, 2012 to the Emerging Markets Fund’s SAI, dated May 1, 2012, as may be revised and supplemented from time to time.

On July 27, 2012, the Emerging Markets Fund (the “Fund”) was liquidated.

The Fund no longer exists, and as a result, shares of the Fund are no longer available for purchase or exchange.